Goodwill and Other Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Definite-Lived Intangible Assets

Definite-lived intangible assets had the following carrying values included in “Other assets” on the Company’s consolidated balance sheets as of December 31:

	2014			2013
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangibles	$55,949	$(36,354)	$19,595	$45,406	$(30,784)	$14,622
Customer relationship intangible asset	1,348	(822)	526	1,348	(631)	717
Non-compete agreement	163	(82)	81	—	—	—
Other intangible assets	205	(46)	159	—	—	—

Total	$57,665	$(37,304)	$20,361	$46,754	$(31,415)	$15,339

Schedule of Amortization Expense of Intangible Assets

The related amortization expense of intangible assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the years ended December 31:
2012	$5,150
2013	4,720
2014	5,807

Estimated amortization expense for the years ended December 31:
2015	$5,646
2016	5,187
2017	3,586
2018	2,597
2019	1,877
2020 and thereafter	1,468

Schedule of Carrying Amount of Goodwill

Changes to the carrying amount of goodwill by reporting unit for the years ended December 31, 2014 and 2013 are provided in the following table.

(Dollars in thousands)	IBERIABANK	IMC	LTC	Total
Balance, December 31, 2012	$373,905	$23,178	$4,789	$401,872
Goodwill acquired during the year	—	—	—	—

Balance, December 31, 2013	373,905	$23,178	$4,789	401,872
Goodwill acquired during the year	115,278	—	376	115,654

Balance, December 31, 2014	$489,183	$23,178	$5,165	$517,526

Mortgage Servicing Rights [Member]
Schedule of Definite-Lived Intangible Assets

Mortgage servicing rights had the following carrying values as of December 31:

	2014			2013
	Gross	Accumulated	Net	Gross	Accumulated	Net
(Dollars in thousands)	Carrying Amount	Amortization	Carrying Amount	Carrying Amount	Amortization	Carrying Amount
Mortgage servicing rights	$4,751	$(1,253)	$3,498	$2,146	$(638)	$1,508

Schedule of Amortization Expense of Intangible Assets

The related amortization expense of mortgage servicing rights is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the years ended December 31:
2012	$225
2013	480
2014	759

Estimated amortization expense for the years ended December 31:
2015	$1,550
2016	697
2017	531
2018	371
2019	230
2020 and thereafter	119